LOANS RECEIVABLE Q - Schedule of Loans Receivable, Current And Non-Current (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Loans receivable	$ 635,919	$ 476,620
Loans receivable, non-current	7,300	0
Less: allowance for credit loss	(548)	0
Loans receivable, current and non-current	$ 642,671	$ 476,620